PROPERTY, PLANT AND EQUIPMENT - Key Valuation Metrics (Details) - Property, plant and equipment [member] - Infrastructure - Discounted cash flows	Dec. 31, 2021	Dec. 31, 2020
Utilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization multiples	20
Terminal Year		10
Utilities [Member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.00%	7.00%
Terminal capitalization multiples		7
Terminal Year	10
Utilities [Member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	11.00%	14.00%
Terminal capitalization multiples		23
Terminal Year	20
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10	10
Transport | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.00%	7.00%
Terminal capitalization multiples	9	9
Transport | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	14.00%	13.00%
Terminal capitalization multiples	15	14
Midstream [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	15.00%	15.00%
Terminal capitalization multiples	10	10
Midstream [Member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	5	5
Midstream [Member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10	10
Sustainable Resources [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		6.00%
Terminal capitalization multiples		6
Terminal Year		10